UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [   ]    Amendment Number:  _________
      This Amendment (Check only one.):    [  ] is a restatement.
                                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Ascend Partners Fund II LP
Address:   c/o Ascend Capital Limited Partnership
           4 Orinda Way, Suite 200-C, Orinda, CA 94563

Form 13F File Number: 028-11221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Benjamin D. Slavet
Title:     Chief Operating Officer and Chief Financial Officer
	   of Ascend Capital LLC, the general partner
           of the general partner of the Reporting Person
Phone:     415-217-8304

Signature, Place, and Date of Signing:

/s/ Benjamin D. Slavet  Orinda, California           February 14, 2013
-----------------------  --------------------------  ---------------
[Signature]               [City, State]              [Date]


Report Type (Check only one.):

[   ] 13F  HOLDINGS  REPORT.   (Check  here  if  all  holdings of this reporting
      manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-10128                  Ascend Capital, LLC